UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,
2004

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 7, 2005


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$104,962.768




List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5          Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING
AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE
SHARED  NONE

ABC BANCORP               Common       000400101      3,289  157,274sh         sole                157,274
ADESA INC.                Common       00686U104      1,085   51,138sh         sole                 51,138
ALLETE                    Common       018522300        634   17,245sh         sole                 17,245
AMETEK INC                Common       031100100      2,255   63,215sh         sole                 63,215
ASTORIA FINANCIAL CORP    Common       011593496      2,697   67,470sh         sole                 67,470
BANKNORTH GROUP INC.      Common       06646R107      6,099  166,647sh         sole                166,647
CAMBRIDGE BANCORP         Common       132152109        347   11,000sh         sole                 11,000
CENDANT CORPORATION       Common       151313103      2,064   88,299sh         sole                 88,299
CENTRAL PARKING CORP      Common       154785109      1,975  130,375sh         sole                130,375
COLONY BANKCORP, INC.     Common       19623P101      2,110   63,283sh         sole                 63,283
COMMERCIAL CAPITAL BANCORPCommon       20162L105      2,429  104,771sh         sole                104,771
COMMUNITY CAPITAL CORP.   Common       20363C102        169    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        260   11,968sh         sole                 11,968
CP SANTA ROSA ENTERPRISES Common       cierra.pp          1    5,409sh         sole                  5,409
EQUITY OFFICE PROPERTIES TCommon       294741103      2,021   69,390sh         sole                 69,390
FORD MOTOR COMPANY        Common       345370860      2,065  141,052sh         sole                141,052
FPL GROUP INC.            Common       302571104      2,157   28,850sh         sole                 28,850
HF FINANCIAL CORP         Common       2424471        2,779  152,290sh         sole                152,290
INTERNATIONAL BANCSHARES CCommon       459044103      2,965   75,297sh         sole                 75,297
MAYTAG CORP               Common       578592107      2,123  100,635sh         sole                100,635
NATIONAL CITY CORPORATION Common       635405103      2,807   74,750sh         sole                 74,750
NAUGATUCK VALLEY FINANCIALCommon       639067107         13    1,184sh         sole                  1,184
NEWALLAINCE BANCSHARES, INCommon       650203102        306   20,018sh         sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      2,576   89,273sh         sole                 89,273
NORTHRIM BANCORP INC.     Common       666762109        727   30,800sh         sole                 30,800
PACIFICARE HEALTH SYSTEMS Common       695112102      2,555   45,200sh         sole                 45,200
PEOPLES BANCORP INC       Common       709789101        599   21,850sh         sole                 21,850
PSB HOLDINGS INC.         Common       69360W108         24    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      3,076   94,550sh         sole                 94,550
SOUTHWEST BANCORP INC.    Common       844767103      3,196  129,965sh         sole                129,965
SOVEREIGN BANCORP INC     Common       845905108      3,305  146,542sh         sole                146,542
STEWART INFORMATION SERVICCommon       860372101      2,101   50,450sh         sole                 50,450
TERADYNE INC.             Common       880770102      1,337   78,340sh         sole                 78,340
TORO CO                   Common       891092108      2,290   28,155sh         sole                 28,155
TREX COMPANY INC.         Common       89531P105        821   15,650sh         sole                 15,650
TXU CORPORATION           Common       873168108      2,581   39,980sh         sole                 39,980
UNITEDHEALTH GROUP INC    Common       91324P102      2,155   24,476sh         sole                 24,476
VERIZON COMMUNICATIONS    Common       92343V104      1,977   48,814sh         sole                 48,814
WEBSTER FINANCIAL CORP - CCommon       947890109      4,640   91,637sh         sole                 91,637
WELLPOINT INC (NEW)       Common       94973V107      2,855   24,830sh         sole                 24,830
WESCO INTERNATIONAL INC   Common       95082P105      2,321   78,300sh         sole                 78,300
AUTOLIV INC.              Common       052800109      8,098  167,660sh         sole                167,660
BHP BILLITON LTD - SPON ADCommon       088606108      1,092   45,470sh         sole                 45,470
CHINA NETCOM GROUP (HK) LTCommon       16940Q101         67    2,500sh         sole                  2,500
ENI SPA - ADR 5:1         Common       26874R108      3,272   26,000sh         sole                 26,000
METHANEX CORPORATION (US SCommon       59151K108        624   34,200sh         sole                 34,200
PLIVA DD - REG S GDR      Common       72917Q202        724   56,000sh         sole                 56,000
REPSOL S.A. ADR           Common       76026T205      2,824  108,200sh         sole                108,200
SAMSUNG ELECTRONICS COMMONCommon       796050888      5,225   23,860sh         sole                 23,860
SAMSUNG ELECTRONICS PFD N/Common       796050201        145    1,000sh         sole                  1,000
SAMSUNG SDI CO LTD-GDR    Common       796054203        718   26,300sh         sole                 26,300
SK TELECOM CO LTD ADR     Common       78440P108        389   17,500sh         sole                 17,500

















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